Core Deposit Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Core Deposit Intangible Assets

NOTE 5 – CORE DEPOSIT INTANGIBLE ASSETS

Core Deposit Intangible

No additional core deposit intangible was recorded in 2014, 2013 or 2012. The core deposit intangible asset will be amortized over an estimated life of ten years. Amortization expense related to the core deposit intangible asset totaled $130 thousand, $135 thousand and $140 thousand in 2014, 2013 and 2012, respectively. The following table shows the core deposit intangible and the related accumulated amortization as of December 31:

(Dollars in thousands)	2014	2013	2012

Gross carrying amount	$1,251	$1,251	$1,251
Accumulated amortization	(622)	(492)	(357)

Net carrying amount	$629	$759	$894

The estimated aggregate future amortization expense for the core deposit assets remaining as of December 31, 2014 is as follows:

Core Deposit
(Dollars in thousands)	Amortization

2015	$125
2016	121
2017	116
2018	101
2019	63
Thereafter	103

$629